Non-current assets held-for-sale (Tables)	6 Months Ended
Jun. 30, 2018
Non-current assets held for sale
Schedule of non-current assets

	Millions of euros
	06-30-2018	12-31-2017

Tangible assets	5,541	11,661
Of which:
Foreclosed assets	5,450	11,566
Of which: Property assets in Spain (*)(**)	4,522	10,533
Other tangible assets held for sale	91	95
Other assets	2	3,619
	5,543	15,280

(*)  On March, 2018, the agreement for the operation of the real estate business of Popular with Blackstone was materialized (Note 2).

(**) Foreclosed assets by businesses in Spain will be disclosed hereafter.